Earnings / Loss per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income:
Net income / (loss)	$ (3,870)	$ 1,964
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	28,973,621	5,414,998
Basic earnings/(loss) per share	$ (0.13)	$ 0.36
Effect of dilutive securities:
Dillutive effect of non-vested shares	0	28,641
Weighted average common shares outstanding, diluted	28,973,621	5,443,639
Diluted earnings / (loss) per share	$ (0.13)	$ 0.36
Earnings per Share
Number of anti-dilutive shares	412,834	6,807